Summary of Significant Accounting Policies - Going Concern and Management's Plan (Details) (USD $)	0 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended					0 Months Ended	3 Months Ended	12 Months Ended		12 Months Ended
	Feb. 04, 2013	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Subsequent Event - March 1, 2013 [Member]	Dec. 31, 2012 Convertible Promissory Note [Member]	May 04, 2012 Convertible Promissory Note [Member]	Feb. 04, 2013 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member]	Feb. 03, 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 Senior Secured Promissory Note [Member] Subsequent Event - February 4, 2013 [Member]	May 11, 2011 Secured Promissory Bridge Note [Member]	Dec. 31, 2012 Secured Promissory Bridge Note [Member] Subsequent Event - March 1, 2013 [Member]	Mar. 01, 2013 Secured Line of Credit Facility [Member]	Jun. 30, 2013 Unsecured Debt [Member]	Jun. 14, 2013 Unsecured Debt [Member]	May 22, 2013 Unsecured Debt [Member]	Jun. 30, 2013 Unsecured loan agreement [Member] Director [Member] Unsecured Debt [Member]
Accounting Policies [Abstract]
Working capital deficit				$ 2,815,015		$ 1,334,937
Accumulated deficit		24,580,722		24,580,722		22,803,422	18,130,784
Net loss		893,470	1,839,389	1,777,300	2,756,579	4,672,638	3,978,592
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued (shares)	(773,983)					(2,069,439)					773,983	2,069,439	2,069,439		773,983
Debt conversion, converted instrument, amount (in dollars)											112,150	437,850	437,850		112,150
Debt instrument, face amount (in dollars)										75,000	550,000			550,000		500,000
Line of credit facility, maximum borrowing capacity																	1,500,000	1,500,000
Eligible securitization percentage of accounts receivable (percentage)								80.00%										80.00%
Short-term debt									$ 75,000										$ 170,000	$ 170,000	$ 750,000	$ 1,270,000
Debt instrument, interest rate, stated percentage (percentage)										8.00%						6.00%			7.00%	7.00%	7.00%
Debt instrument, default interest rate																			12.00%	12.00%	12.00%